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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – High Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 96.1%

Aerospace & Defense 3.3%

ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$1,245,000	$1,216,987
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	135,000	134,663
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	590,000	548,700
03/15/21	7.125%	836,000	775,390
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,673,000	1,664,635
Oshkosh Corp.
03/01/17	8.250%	244,000	236,680
03/01/20	8.500%	811,000	786,670
Transdigm, Inc.
12/15/18	7.750%	439,000	446,682
Total			5,810,407

Automotive 2.8%

Chrysler Group LLC/Co-Issuer, Inc. (a)
Senior Secured
06/15/19	8.000%	221,000	172,933
06/15/21	8.250%	545,000	421,012
Collins & Aikman Products Co. Senior Subordinated Notes (a)(b)(c)
08/15/12	12.875%	620,000	62
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	145,000	139,925
02/15/21	6.750%	1,158,000	1,114,575
Delphi Corp. (a)
05/15/19	5.875%	255,000	237,150
05/15/21	6.125%	170,000	158,100
International Automotive Components Group SL Senior Secured (a)(d)
06/01/18	9.125%	77,000	71,995
Lear Corp. Escrow Bond (b)
03/31/16	8.750%	595,000	893
Lear Corp.
03/15/20	8.125%	1,471,000	1,577,647
Visteon Corp. Senior Notes (a)
04/15/19	6.750%	957,000	892,402
Total			4,786,694

Banking 0.2%

Lloyds Banking Group PLC (a)(d)
11/29/49	6.267%	728,000	320,320

Brokerage 1.4%

E*Trade Financial Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage (continued)

Senior Unsecured
06/01/16	6.750%	$583,000	$581,542
Senior Unsecured PIK
11/30/17	12.500%	1,620,000	1,826,550
Total			2,408,092

Building Materials 2.1%

Building Materials Corp. of America (a)
Senior Notes
08/15/18	6.875%	460,000	446,200
05/01/21	6.750%	1,140,000	1,083,000
Senior Secured
02/15/20	7.000%	440,000	438,900
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	530,000	425,325
Interface, Inc.
12/01/18	7.625%	660,000	660,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	306,000	292,230
Nortek, Inc. (a)
12/01/18	10.000%	63,000	58,275
04/15/21	8.500%	397,000	319,585
Total			3,723,515

Chemicals 3.2%

CF Industries, Inc.
05/01/18	6.875%	219,000	243,638
05/01/20	7.125%	776,000	882,700
Chemtura Corp.
09/01/18	7.875%	139,000	136,220
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	223,000	183,975
Koppers, Inc.
12/01/19	7.875%	565,000	586,187
Lyondell Chemical Co. Senior Secured (a)
11/01/17	8.000%	1,148,000	1,236,970
Nalco Co. (a)
01/15/19	6.625%	1,142,000	1,250,490
Nova Chemicals Corp. Senior Unsecured (d)
11/01/16	8.375%	475,000	498,750
Polypore International, Inc.
11/15/17	7.500%	545,000	547,725
Total			5,566,655

Construction Machinery 3.1%

Case New Holland, Inc.
12/01/17	7.875%	1,405,000	1,496,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

Columbus McKinnon Corp.
02/01/19	7.875%	$188,000	$182,360
Manitowoc Co., Inc. (The)
11/01/20	8.500%	1,155,000	1,045,275
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	739,000	650,320
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	290,000	250,850
United Rentals North America, Inc.
12/15/19	9.250%	1,315,000	1,361,025
Xerium Technologies, Inc. (a)
06/15/18	8.875%	435,000	395,850
Total			5,382,005

Consumer Cyclical Services 0.3%

Garda World Security Corp. Senior Unsecured (a)(d)
03/15/17	9.750%	80,000	81,200
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	497,000	467,180
Total			548,380

Consumer Products 1.7%

Central Garden and Pet Co.
03/01/18	8.250%	965,000	931,225
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	652,000	682,970
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	1,220,000	1,299,300
Total			2,913,495

Diversified Manufacturing 1.9%

Actuant Corp.
06/15/17	6.875%	680,000	693,600
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	1,095,000	1,130,587
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	164,000	173,840
Tomkins LLC/Inc. Secured (a)
10/01/18	9.000%	94,000	95,880
WireCo WorldGroup, Inc. (a)
05/15/17	9.750%	1,134,000	1,145,340
Total			3,239,247

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric 1.9%

AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	$97,000	$97,485
AES Corp. (The) (a)
Senior Notes
07/01/21	7.375%	845,000	798,525
BHM Technologies (b)(c)
10/12/26	8.500%	386,034	1,042
Dolphin Subsidiary Ii, Inc. (a)(e)
10/15/21	7.250%	167,000	161,990
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	974,000	579,530
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	235,000	229,125
GenOn Energy, Inc.
Senior Unsecured
06/15/14	7.625%	320,000	312,800
10/15/18	9.500%	401,000	376,940
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	525,000	549,938
05/01/18	5.000%	220,000	207,350
Total			3,314,725

Entertainment 1.0%

AMC Entertainment, Inc.
06/01/19	8.750%	750,000	736,875
Regal Cinemas Corp.
07/15/19	8.625%	270,000	274,725
Speedway Motorsports, Inc.
06/01/16	8.750%	420,000	443,100
02/01/19	6.750%	330,000	314,325
Total			1,769,025

Environmental 0.1%

Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	210,000	218,925

Food and Beverage 1.1%

Constellation Brands, Inc.
05/15/17	7.250%	47,000	49,350
Cott Beverages, Inc.
11/15/17	8.375%	925,000	943,500
09/01/18	8.125%	545,000	555,900
Darling International, Inc.
12/15/18	8.500%	115,000	123,913
Dean Foods Co.
12/15/18	9.750%	202,000	204,525
Total			1,877,188

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming 3.2%

Caesars Entertainment Operating Co., Inc. Senior Secured
06/01/17	11.250%	$438,000	$441,832
MGM Resorts International Senior Secured
03/15/20	9.000%	2,048,000	2,109,440
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	166,000	175,960
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	329,000	332,290
San Pasqual Casino (a)
09/15/13	8.000%	40,000	39,100
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	500,000	502,500
Senior Secured
10/01/20	6.535%	1,260,000	1,207,433
Seneca Gaming Corp. (a)
12/01/18	8.250%	455,000	437,938
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	248,000	249,240
Total			5,495,733

Gas Pipelines 3.5%

Copano Energy LLC/Finance Corp.
04/01/21	7.125%	275,000	272,250
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	1,119,000	1,250,482
09/15/20	6.500%	829,000	893,248
01/15/32	7.750%	495,000	573,339
Northwest Pipeline GP Senior Unsecured
12/01/25	7.125%	150,000	191,284
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,195,000	1,230,850
07/15/21	6.500%	848,000	852,240
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	859,000	850,410
Total			6,114,103

Health Care 6.0%

AMGH Merger Sub, Inc. Senior Secured (a)
11/01/18	9.250%	25,000	25,125
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	249,000	250,245

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

CHS/Community Health Systems, Inc.
07/15/15	8.875%	$928,000	$911,760
ConvaTec Healthcare E SA Senior Unsecured (a)(d)
12/15/18	10.500%	882,000	776,160
Fresenius Medical Care U.S. Finance, Inc. (a)
02/15/21	5.750%	730,000	700,800
Fresenius Medical Care Us Finance (a)
09/15/18	6.500%	136,000	138,040
HCA, Inc.
02/15/22	7.500%	271,000	249,997
Senior Secured
02/15/20	6.500%	1,368,000	1,337,220
09/15/20	7.250%	2,675,000	2,701,750
Senior Unsecured
07/15/13	6.750%	115,000	116,725
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	278,000	271,050
Healthsouth Corp.
02/15/20	8.125%	285,000	267,187
09/15/22	7.750%	67,000	60,803
InVentiv Health, Inc. (a)
08/15/18	10.000%	332,000	292,990
Omnicare, Inc.
06/01/20	7.750%	487,000	496,740
STHI Holding Corp. Secured (a)
03/15/18	8.000%	198,000	191,070
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	330,000	348,975
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,110,000	1,018,425
02/01/19	7.750%	388,000	345,805
Total			10,500,867

Home Construction 0.3%

Shea Homes LP/Funding Corp. Senior Secured (a)
05/15/19	8.625%	700,000	574,000

Independent Energy 8.4%

Antero Resources Finance Corp. Senior Notes (a)
08/01/19	7.250%	31,000	29,450
Berry Petroleum Co.
Senior Unsecured
06/01/14	10.250%	525,000	588,000
11/01/20	6.750%	180,000	171,450
Bill Barrett Corp.
10/01/19	7.625%	187,000	183,728

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Brigham Exploration Co.
10/01/18	8.750%	$200,000	$214,000
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	972,000	952,560
Chaparral Energy, Inc.
10/01/20	9.875%	224,000	224,000
09/01/21	8.250%	1,191,000	1,086,787
Chesapeake Energy Corp.
08/15/20	6.625%	1,555,000	1,601,650
02/15/21	6.125%	868,000	874,510
Comstock Resources, Inc.
04/01/19	7.750%	546,000	510,510
Concho Resources, Inc.
10/01/17	8.625%	149,000	157,940
01/15/21	7.000%	806,000	801,970
01/15/22	6.500%	287,000	282,695
Continental Resources, Inc.
10/01/20	7.375%	375,000	388,125
04/01/21	7.125%	75,000	76,313
EXCO Resources, Inc.
09/15/18	7.500%	200,000	179,000
Forest Oil Corp.
12/15/11	8.000%	160,000	160,000
MEG Energy Corp. (a)(d)
03/15/21	6.500%	580,000	555,350
Oasis Petroleum, Inc. Senior Unsecured (a)
02/01/19	7.250%	644,000	629,510
Petrohawk Energy Corp.
08/15/18	7.250%	1,002,000	1,144,785
06/01/19	6.250%	69,000	78,315
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	940,000	982,300
Range Resources Corp.
06/01/21	5.750%	995,000	1,032,312
Whiting Petroleum Corp.
02/01/14	7.000%	1,520,000	1,618,800
Total			14,524,060

Life Insurance 0.8%

ING Groep NV (d)(f)
12/29/49	5.775%	2,012,000	1,473,790

Lodging 0.4%

Sheraton Holding Corp.
11/15/15	7.375%	420,000	452,550
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
05/15/18	6.750%	210,000	225,225
Total			677,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable 4.7%

CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	$1,681,000	$1,756,645
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	1,115,000	1,223,712
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	1,142,000	1,130,580
DISH DBS Corp.
09/01/19	7.875%	1,175,000	1,198,500
Insight Communications Co., Inc. Senior Notes (a)
07/15/18	9.375%	976,000	1,112,640
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,855,000	96,460
Quebecor Media, Inc. (d)
Senior Unsecured
03/15/16	7.750%	1,635,000	1,635,000
Total			8,153,537

Media Non-Cable 7.3%

AMC Networks, Inc. (a)
07/15/21	7.750%	825,000	845,625
Belo Corp. Senior Unsecured
11/15/16	8.000%	1,080,000	1,139,400
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	1,781,000	1,821,072
Cumulus Media, Inc. (a)
05/01/19	7.750%	323,000	263,245
EH Holding Corp. Senior Secured (a)
06/15/19	6.500%	433,000	416,763
Intelsat Jackson Holdings SA (a)(d)
04/01/19	7.250%	580,000	537,950
Lamar Media Corp.
04/01/14	9.750%	495,000	545,737
National Cinemedia Llc
07/15/21	7.875%	497,000	492,030
Nielsen Finance LLC/Co.
10/15/18	7.750%	590,000	601,800
RR Donnelley & Sons Co.
Senior Unsecured
05/15/18	7.250%	279,000	252,146
06/15/20	7.625%	349,000	309,738
Salem Communications Corp. Secured
12/15/16	9.625%	1,286,000	1,286,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	$1,717,000	$1,785,680
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates (b)
07/01/15	9.300%	29,663	28,097
Univision Communications, Inc. Senior Secured (a)
11/01/20	7.875%	1,075,000	989,000
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	1,420,000	1,405,800
Ziff Davis Media, Inc. (b)
12/15/11	13.500%	68,749	1,794
Total			12,721,877

Metals 5.0%

Alpha Natural Resources, Inc.
06/01/19	6.000%	744,000	695,640
Arch Coal, Inc. (a)
06/15/19	7.000%	916,000	870,200
06/15/21	7.250%	611,000	592,670
Calcipar SA Senior Secured (a)(d)
05/01/18	6.875%	712,000	615,880
Consol Energy, Inc.
04/01/17	8.000%	885,000	924,825
04/01/20	8.250%	870,000	915,675
FMG Resources August 2006 Proprietary Ltd. (a)(d)
11/01/15	7.000%	1,188,000	1,122,660
02/01/16	6.375%	372,000	334,800
02/01/18	6.875%	614,000	540,320
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	545,000	512,300
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	258,474	250,720
Novelis, Inc. (d)
12/15/20	8.750%	670,000	656,600
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	570,000	564,300
Total			8,596,590

Non-Captive Consumer 1.2%

SLM Corp.
Senior Notes
01/25/16	6.250%	493,000	483,896
Senior Unsecured
03/25/20	8.000%	808,000	797,655

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Consumer (continued)

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	$1,184,000	$831,760
Total			2,113,311

Non-Captive Diversified 8.3%

Ally Financial, Inc.
12/01/14	6.750%	1,182,000	1,130,287
02/12/15	8.300%	310,000	306,513
12/01/17	6.250%	680,000	592,355
03/15/20	8.000%	2,360,000	2,184,463
CIT Group, Inc. (a)
Secured
05/02/17	7.000%	3,315,000	3,215,550
04/01/18	6.625%	695,000	672,413
Ford Motor Credit Co. LLC
Senior Unsecured
01/15/20	8.125%	1,905,000	2,161,131
02/01/21	5.750%	1,395,000	1,380,351
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,000,000	1,002,500
05/15/19	6.250%	286,000	248,589
12/15/20	8.250%	1,485,000	1,455,300
Total			14,349,452

Oil Field Services 1.4%

Offshore Group Investments Ltd. (a)(d)
Senior Secured
08/01/15	11.500%	280,000	292,563
Offshore Group Investments Ltd. (d)
Senior Secured
08/01/15	11.500%	1,106,000	1,139,180
Oil States International, Inc. (a)
06/01/19	6.500%	686,000	670,565
Trinidad Drilling Ltd. Senior Unsecured (a)(d)
01/15/19	7.875%	335,000	333,162
Total			2,435,470

Other Industry 0.1%

Interline Brands, Inc.
11/15/18	7.000%	261,000	255,128

Packaging 3.3%

Ardagh Packaging Finance PLC (a)(d)
10/15/20	9.125%	400,000	360,000
Senior Secured
10/15/17	7.375%	1,002,000	956,910
Greif, Inc. Senior Unsecured
08/01/19	7.750%	633,000	658,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Reynolds Group Issuer, Inc./LLC (a)
Senior Secured
10/15/16	8.750%	$325,000	$323,375
08/15/19	7.875%	2,073,000	2,000,445
02/15/21	6.875%	380,000	345,800
Senior Unsecured
08/15/19	9.875%	826,000	726,880
Sealed Air Corp. (a)(e)
09/15/19	8.125%	190,000	191,900
09/15/21	8.375%	158,000	159,580
Total			5,723,210

Paper 1.0%

Cascades, Inc. (d)
12/15/17	7.750%	555,000	527,250
01/15/20	7.875%	500,000	470,000
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	986,000	680,340
Total			1,677,590

Pharmaceuticals 1.3%

Endo Pharmaceuticals Holdings, Inc. (a)
01/15/22	7.250%	259,000	259,648
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	618,000	618,000
Mylan, Inc. (a)
07/15/17	7.625%	785,000	816,400
11/15/18	6.000%	530,000	515,425
Total			2,209,473

Property & Casualty –%

Lumbermens Mutual Casualty (a)(c)
12/01/97	8.450%	30,000	78
Subordinated Notes
07/01/26	9.150%	645,000	1,677
Total			1,755

Railroads 0.1%

Kansas City Southern Railway
06/01/15	8.000%	90,000	95,850

Refining 0.3%

United Refining Co. Senior Secured
02/28/18	10.500%	591,000	555,540

Retailers 1.3%

Limited Brands, Inc.
04/01/21	6.625%	370,000	372,775
QVC, Inc. (a)
Senior Secured
10/01/19	7.500%	289,000	313,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)
10/15/20	7.375%	$920,000	$995,900
Rite Aid Corp. Senior Secured
08/15/20	8.000%	555,000	578,588
Total			2,260,828

Technology 3.6%

Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	535,000	516,275
Amkor Technology, Inc. (a)
Senior Unsecured
06/01/21	6.625%	780,000	721,500
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	156,000	158,730
01/15/20	6.875%	520,000	531,050
CDW LLC/Finance Corp. (a)
04/01/19	8.500%	26,000	22,490
Senior Secured
12/15/18	8.000%	1,050,000	1,029,000
Cardtronics, Inc.
09/01/18	8.250%	93,000	96,720
CommScope, Inc. (a)
01/15/19	8.250%	166,000	161,850
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	245,000	243,775
First Data Corp. (a)
01/15/21	12.625%	252,000	186,480
Senior Secured
06/15/19	7.375%	263,000	244,590
08/15/20	8.875%	365,000	343,100
Interactive Data Corp.
08/01/18	10.250%	880,000	946,000
NXP BV/Funding LLC Senior Secured (a)(d)
08/01/18	9.750%	440,000	451,000
iGate Corp. (a)
05/01/16	9.000%	680,000	639,200
Total			6,291,760

Transportation Services 0.6%

Ae Escrow Corporation (a)(e)
03/15/20	9.750%	290,000	278,400
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	541,000	495,015
Hertz Corp.
01/15/21	7.375%	296,000	270,470
Total			1,043,885

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless 3.9%

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (a)
05/01/17	7.750%	$832,000	$886,080
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	713,000	715,674
Cricket Communications, Inc. (a)
Senior Notes
10/15/20	7.750%	351,000	301,860
MetroPCS Wireless, Inc.
11/15/20	6.625%	277,000	243,760
SBA Telecommunications, Inc.
08/15/19	8.250%	355,000	372,750
Sprint Capital Corp.
05/01/19	6.900%	1,179,000	1,013,940
11/15/28	6.875%	1,725,000	1,289,437
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	195,000	181,350
Wind Acquisition Finance SA (a)(d)
Secured
07/15/17	11.750%	106,000	90,100
Senior Secured
02/15/18	7.250%	1,923,000	1,634,550
Total			6,729,501

Wirelines 6.0%

CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	1,690,000	1,565,981
Cincinnati Bell, Inc.
10/15/17	8.250%	955,000	926,350
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	739,000	716,830
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	240,000	220,800
Level 3 Escrow, Inc. Senior Unsecured (a)
07/01/19	8.125%	558,000	493,133
Level 3 Financing, Inc.
02/01/18	10.000%	547,000	525,120
Level 3 Financing, Inc. (a)
04/01/19	9.375%	936,000	870,480
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	1,075,000	1,128,750
Qwest Corp. Senior Unsecured
03/15/12	8.875%	247,000	255,336

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Qwest Corporation (e)
12/01/21	6.750%	$2,386,000	$2,332,315
Windstream Corp.
10/15/20	7.750%	955,000	931,125
tw telecom holdings, inc.
03/01/18	8.000%	360,000	374,400
Total			10,340,620

Total Corporate Bonds & Notes (Cost: $176,049,831)			$166,794,378

Convertible Bonds –%

Wirelines —%

At Home Corp. Subordinated Notes (b)(c)
06/12/15	4.750%	296,351	30
Total Convertible Bonds (Cost: $—)			$30

Issuer	Shares	Value

Common Stocks 0.1%

CONSUMER DISCRETIONARY –%

Media –%

Haights Cross Communications, Inc. (g)	27,056	$—
Ziff Davis Holdings, Inc. (b)	1,111	11
Total		11
TOTAL CONSUMER DISCRETIONARY		11

CONSUMER STAPLES –%

Beverages –%

Cott Corp. (d)(h)	1,700	11,577
TOTAL CONSUMER STAPLES		11,577

INDUSTRIALS –%

Airlines –%

Delta Air Lines, Inc. (h)	399	2,993

Building Products –%

BHM Technologies LLC (b)	35,922	359

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies –%

Quad Graphics, Inc.	2,869	$51,843

Road & Rail –%

Quality Distribution, Inc. (h)	195	1,749
TOTAL INDUSTRIALS		56,944

INFORMATION TECHNOLOGY –%

Communications Equipment –%

Loral Space & Communications, Inc. (h)	6	301
TOTAL INFORMATION TECHNOLOGY		301

MATERIALS 0.1%

Metals & Mining 0.1%

Neenah Enterprises, Inc. (b)(h)	45,482	204,214
TOTAL MATERIALS		204,214

UTILITIES –%

Independent Power Producers & Energy Traders –%

Calpine Corp. Escrow (b)(g)	6,049,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $845,407)		$273,047

Issuer	Shares	Value

Preferred Stocks —%

INDUSTRIALS –%

Industrial Conglomerates –%

BHM Technologies LLC (b)	430	$4
TOTAL INDUSTRIALS		4

Total Preferred Stocks (Cost: $23)		$4

Warrants —%

CONSUMER DISCRETIONARY –%

Media –%

Haights Cross Communications, Inc. (b)(g)(h)	318	$—

ION Media Networks, Inc. (b)(h)
	62	1
	61	—
Total		1
TOTAL CONSUMER DISCRETIONARY		1

Total Warrants (Cost: $316,604)		$1

	Shares	Value

Money Market Fund 3.8%

Columbia Short-Term Cash Fund, 0.125% (i)(j)	6,516,850	$6,516,850

Total Money Market Fund (Cost: $6,516,850)		$6,516,850

Total Investments
(Cost: $183,728,715) (k)		$173,584,310(l)
Other Assets & Liabilities, Net		37,730
Net Assets		$173,622,040

Notes to Portfolio of Investments

(a)           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $58,654,937 or 33.78% of net assets.

(b)           Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $332,967, representing 0.19% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
At Home Corp.
Subordinated Notes
06/12/15 4.750%	07-26-05	$—
BHM Technologies
10/12/26 0.000%	06-21-07 - 03-31-10	951,580
BHM Technologies LLC	07-21-06	1,963
Calpine Corp. Escrow	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
08/15/12 12.875%	08-12-04 - 04-12-05	488,810
Haights Cross Communications, Inc.
Warrants	01-15-04 - 02-03-06	—
ION Media Networks, Inc.
Warrants	12-19-05 - 04-14-09	316,604
Lear Corp. Escrow Bond
03/31/16 8.750%	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.	08-02-10	385,233
Quebecor Media, Inc.
01/15/49 9.750%	01-17-07 - 07-24-08	14,019
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	01-27-03	28,330
Ziff Davis Holdings, Inc.	07-01-08	11
Ziff Davis Media, Inc.
12/15/11 13.500%	07-01-08 - 04-15-11	60,062

(c)           Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2011, the value of these securities amounted to $2,889, which represents less than 0.01% of net assets.

(d)           Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $15,583,527 or 8.98% of net assets.

(e)           Represents a security purchased on a when-issued or delayed delivery basis.

(f)            Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(g)           Negligible market value.

(h)           Non-income producing.

(i)             The rate shown is the seven-day current annualized yield at September 30, 2011.

(j)             Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$20,853,290	$(14,336,440)	$—	$6,516,850	$1,211	$6,516,850

(k)            At September 30, 2011, the cost of securities for federal income tax purposes was approximately $183,729,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,839,000
Unrealized Depreciation	$(11,984,000)
Net Unrealized Depreciation	$(10,145,000)

(l)             Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK            Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Automotive	$—	$4,785,739	$955	$4,786,694
Electric	—	3,313,683	1,042	3,314,725
Media Cable	—	8,057,077	96,460	8,153,537
Media Non-Cable	—	12,691,986	29,891	12,721,877
All Other Industries	—	137,817,545	—	137,817,545
Convertible Bonds
Wirelines	—	—	30	30
Total Bonds	—	166,666,030	128,378	166,794,408

Equity Securities
Common Stocks
Consumer Discretionary	—	—	11	11
Consumer Staples	11,577	—	—	11,577
Industrials	56,585	—	359	56,944
Information Technology	301	—	—	301
Materials	—	—	204,214	204,214
Preferred Stocks
Industrials	—	—	4	4
Warrants
Consumer Discretionary	—	—	1	1
Total Equity Securities	68,463	—	204,589	273,052

Other
Affiliated Money Market Fund(c)	6,516,850	—	—	6,516,850
Total Other	6,516,850	—	—	6,516,850
Total	$6,585,313	$166,666,030	$332,967	$173,584,310

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, warrants and corporate fixed-income bonds & notes classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Certain common stocks and corporate fixed-income bonds & notes classified as Level 3 are valued using a market approach. To determine market value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respectively company, market multiples derived from a set of comparable companies, estimated cash flows of the securities and the position of the security within the respectively company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

	Corporate Bonds & Notes	Convertible Bonds	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of December 31, 2010	$1,216,025	$29	$204,584	$4	$1	$1,420,643
Accrued discounts/premiums	4,583	—	—	—	—	4,583
Realized gain (loss)	560	—	—	—	—	560
Change in unrealized appreciation (depreciation)*	(1,304)	1	—	—	—	(1,303)
Sales	(1,091,574)	—	—	—	(157,015)	(1,248,589)
Purchases	58	—	—	—	157,015	157,073
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of September 30, 2011	$128,348	$30	$204,584	$4	$1	$332,967

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(1,303), which is comprised of Corporate Bonds & Notes of $(1,304) and Convertible Bonds of $1.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%

CONSUMER DISCRETIONARY 34.7%

Automobiles 2.4%

General Motors Co. (a)(b)	109,393	$2,207,551
Tesla Motors, Inc. (a)(b)	28,630	698,285
Total		2,905,836

Hotels, Restaurants & Leisure 9.7%

Chipotle Mexican Grill, Inc. (b)	4,073	1,233,915
Panera Bread Co., Class A (b)	27,587	2,867,393
Vail Resorts, Inc. (a)	33,714	1,274,052
Wendy’s Co. (The)	646,486	2,967,371
Wynn Resorts Ltd.	30,844	3,549,528
Total		11,892,259

Internet & Catalog Retail 4.5%

Amazon.com, Inc. (b)	13,764	2,976,190
HomeAway, Inc. (a)(b)	23,296	783,211
priceline.com, Inc. (b)	3,945	1,773,120
Total		5,532,521

Specialty Retail 15.8%

CarMax, Inc. (a)(b)	77,752	1,854,385
Ross Stores, Inc.	77,486	6,097,373
Rue21, Inc. (a)(b)	48,318	1,096,336
Ulta Salon Cosmetics & Fragrance, Inc. (b)	53,257	3,314,183
Williams-Sonoma, Inc.	225,675	6,948,533
Total		19,310,810

Textiles, Apparel & Luxury Goods 2.3%

Ralph Lauren Corp.	21,813	2,829,146
TOTAL CONSUMER DISCRETIONARY		42,470,572

CONSUMER STAPLES 0.5%

Food Products 0.5%

Green Mountain Coffee Roasters, Inc. (b)	6,519	605,876
TOTAL CONSUMER STAPLES		605,876

ENERGY 8.3%

Energy Equipment & Services 4.3%

Halliburton Co.	75,913	2,316,865
National Oilwell Varco, Inc.	57,489	2,944,586
Total		5,261,451

Oil, Gas & Consumable Fuels 4.0%

Amyris, Inc. (a)(b)	39,119	791,769
Occidental Petroleum Corp.	53,146	3,799,939

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)

Solazyme, Inc. (b)	30,540	$293,489
Total		4,885,197
TOTAL ENERGY		10,146,648

FINANCIALS 23.6%

Capital Markets 2.0%

Jefferies Group, Inc.	198,164	2,459,215

Commercial Banks 16.3%
BB&T Corp.	206,056	4,395,174
City National Corp.	62,977	2,378,012
Columbia Banking System, Inc.	78,759	1,127,829
First Horizon National Corp.	474,149	2,825,928
Fulton Financial Corp.	320,330	2,450,524
Park Sterling Corp. (b)	78,411	268,166
PNC Financial Services Group, Inc.	135,529	6,531,143
Total		19,976,776

Real Estate Investment Trusts (REITs) 0.6%

Colony Financial, Inc. (a)	54,927	709,657

Real Estate Management & Development 0.8%

Jones Lang LaSalle, Inc.	19,683	1,019,776

Thrifts & Mortgage Finance 3.9%

First Niagara Financial Group, Inc.	526,688	4,819,195
TOTAL FINANCIALS		28,984,619

HEALTH CARE 4.6%

Health Care Equipment & Supplies 4.6%

Intuitive Surgical, Inc. (b)	15,432	5,621,569
TOTAL HEALTH CARE		5,621,569

INDUSTRIALS 11.7%

Aerospace & Defense 3.1%

Precision Castparts Corp.	24,836	3,861,005

Air Freight & Logistics 2.1%

Expeditors International of Washington, Inc.	63,606	2,579,223

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment 5.4%

Roper Industries, Inc.	35,770	$2,464,911
Sensata Technologies Holding NV (b)(c)	156,339	4,136,730
Total		6,601,641

Road & Rail 0.5%

Zipcar, Inc. (a)(b)	33,077	595,386

Transportation Infrastructure 0.6%

Wesco Aircraft Holdings, Inc. (a)(b)	65,860	719,850
TOTAL INDUSTRIALS		14,357,105

INFORMATION TECHNOLOGY 12.3%

Computers & Peripherals 5.3%

Apple, Inc. (b)	17,129	6,529,232

Internet Software & Services 1.5%

Bankrate, Inc. (b)	69,718	1,060,411
OpenTable, Inc. (a)(b)	16,690	767,907
Total		1,828,318

Software 5.5%

ANSYS, Inc. (b)	60,486	2,966,234
Informatica Corp. (b)	72,180	2,955,771

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

Red Hat, Inc. (b)	19,008	$803,278
Total		6,725,283
TOTAL INFORMATION TECHNOLOGY		15,082,833

Total Common Stocks (Cost: $120,365,035)		$117,269,222

	Shares	Value

Money Market Fund 3.6%

Columbia Short-Term Cash Fund, 0.125% (d)(e)	4,409,447	$4,409,447
Total Money Market Fund (Cost: $4,409,447)		$4,409,447

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.0%

Repurchase Agreements 8.0%

RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $9,739,333 (f)
	0.150%	9,739,211	$9,739,211
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,739,211)			$9,739,211

Total Investments
(Cost: $134,513,693) (g)			$131,417,880(h)
Other Assets & Liabilities, Net			(8,939,925)

Net Assets			$122,477,955

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,136,730 or 3.38% of net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$26,197,612	$(21,788,165)	$—	$4,409,447	$1,511	$4,409,447

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$9,934,038
Total Market Value of Collateral Securities	$9,934,038

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $134,514,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,534,000
Unrealized Depreciation	(16,630,000)
Net Unrealized Depreciation	$(3,096,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$42,470,572	$—	$—	$42,470,572
Consumer Staples	605,876	—	—	605,876
Energy	10,146,648	—	—	10,146,648
Financials	28,984,619	—	—	28,984,619
Health Care	5,621,569	—	—	5,621,569
Industrials	14,357,105	—	—	14,357,105
Information Technology	15,082,833	—	—	15,082,833
Total Equity Securities	117,269,222	—	—	117,269,222

Other
Affiliated Money Market Fund(c)	4,409,447	—	—	4,409,447
Investments of Cash Collateral Received for Securities on Loan	—	9,739,211	—	9,739,211
Total Other	4,409,447	9,739,211	—	14,148,658
Total	$121,678,669	$9,739,211	$—	$131,417,880

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.7%

CONSUMER DISCRETIONARY 27.7%

Hotels, Restaurants & Leisure 12.4%

Chipotle Mexican Grill, Inc. (a)	3,971	$1,203,015
McDonald’s Corp.	19,913	1,748,760
Starbucks Corp.	69,215	2,581,027
Wynn Resorts Ltd.	22,716	2,614,157
Total		8,146,959

Internet & Catalog Retail 8.4%

Amazon.com, Inc. (a)	12,424	2,686,441
priceline.com, Inc. (a)	6,336	2,847,779
Total		5,534,220

Media 4.2%

British Sky Broadcasting Group PLC (b)	100,529	1,035,364
Time Warner, Inc.	58,384	1,749,768
Total		2,785,132

Multiline Retail 2.1%

Dollar General Corp. (a)	35,968	1,358,152

Textiles, Apparel & Luxury Goods 0.6%

Nike, Inc., Class B	4,647	397,365
TOTAL CONSUMER DISCRETIONARY		18,221,828

CONSUMER STAPLES 4.1%

Food Products 4.1%

Mead Johnson Nutrition Co.	39,216	2,699,237
TOTAL CONSUMER STAPLES		2,699,237

ENERGY 8.0%

Energy Equipment & Services 2.5%

Halliburton Co.	53,964	1,646,981

Oil, Gas & Consumable Fuels 5.5%

Anadarko Petroleum Corp.	15,088	951,298
Kinder Morgan, Inc.	42,575	1,102,267
Occidental Petroleum Corp.	22,096	1,579,864
Total		3,633,429
TOTAL ENERGY		5,280,410

FINANCIALS 2.8%

Consumer Finance 2.8%

American Express Co.	41,215	1,850,554

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
TOTAL FINANCIALS		1,850,554

HEALTH CARE 7.5%

Biotechnology 2.8%

Biogen Idec, Inc. (a)	19,812	$1,845,488

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc. (a)	20,637	644,906

Pharmaceuticals 3.7%

Allergan, Inc.	27,301	2,249,056
Bristol-Myers Squibb Co.	4,881	153,166
Total		2,402,222
TOTAL HEALTH CARE		4,892,616

INDUSTRIALS 14.9%

Aerospace & Defense 5.2%

Goodrich Corp.	14,282	1,723,552
Precision Castparts Corp.	10,977	1,706,484
Total		3,430,036

Industrial Conglomerates 2.5%

Danaher Corp.	38,048	1,595,733

Machinery 3.9%

Cummins, Inc.	19,377	1,582,326
Eaton Corp.	27,808	987,184
Total		2,569,510

Road & Rail 3.3%

Union Pacific Corp.	26,480	2,162,622
TOTAL INDUSTRIALS		9,757,901

INFORMATION TECHNOLOGY 20.4%

Computers & Peripherals 6.3%

Apple, Inc. (a)	10,759	4,101,116

Internet Software & Services 4.3%
Baidu, Inc., ADR (a)(b)	26,168	2,797,621

IT Services 6.6%

Accenture PLC, Class A (b)	37,357	1,967,967
Visa, Inc., Class A	27,746	2,378,387
Total		4,346,354

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software 3.2%

Oracle Corp.	74,033	$2,127,708
TOTAL INFORMATION TECHNOLOGY		13,372,799

MATERIALS 7.3%

Chemicals 5.8%

Dow Chemical Co. (The)	50,222	1,127,986
Monsanto Co.	34,517	2,072,401
Praxair, Inc.	6,865	641,740
Total		3,842,127

Metals & Mining 1.5%

Freeport-McMoRan Copper & Gold, Inc.	32,331	984,479

	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

TOTAL MATERIALS		4,826,606
Total Common Stocks (Cost: $52,796,731)		$60,901,951

	Shares	Value

Money Market Fund 8.2%

Columbia Short-Term Cash Fund, 0.125% (c)(d)	5,389,465	$5,389,465
Total Money Market Fund (Cost: $5,389,465)		$5,389,465
Total Investments
(Cost: $58,186,196) (e)		$66,291,416(f)
Other Assets & Liabilities, Net		(563,211)
Net Assets		$65,728,205

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $5,800,952 or 8.83% of net assets.

(c)                                  The rate shown is the seven-day current annualized yield at September 30, 2011.

(d)                                  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$15,522,195	$(10,132,729)	$—	$5,389,465	$1,451	$5,389,465

(e)                                  At September 30, 2011, the cost of securities for federal income tax purposes was approximately $58,186,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	12,184,000
Unrealized Depreciation	(4,079,000)
Net Unrealized Appreciation	8,105,000

(f)                                    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                          American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used  to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed  by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable  inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when  available.  Observable inputs are those that market participants would use in pricing an investment based on market  data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s  assumptions about the information market participants would use in pricing an investment. An investment’s level within  the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair  value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at  that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as  Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility  statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable  inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume  and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the  Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses  prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During  these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an  investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation. in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating  in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market  transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs  and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,  financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$17,186,464	$1,035,364	$—	$18,221,828
Consumer Staples	2,699,237	—	—	2,699,237
Energy	5,280,410	—	—	5,280,410
Financials	1,850,554	—	—	1,850,554
Health Care	4,892,616	—	—	4,892,616
Industrials	9,757,901	—	—	9,757,901
Information Technology	13,372,799	—	—	13,372,799
Materials	4,826,606	—	—	4,826,606
Total Equity Securities	59,866,587	1,035,364	—	60,901,951

Other
Affiliated Money Market Fund(c)	5,389,465	—	—	5,389,465
Total Other	5,389,465	—	—	5,389,465
Total	$65,256,052	$1,035,364	$—	$66,291,416

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.0%
CONSUMER DISCRETIONARY 39.2%
Distributors 0.7%
Li & Fung Ltd. (a)	1,182,000	$1,972,264

Diversified Consumer Services 0.4%
Sotheby’s	37,757	1,040,960

Hotels, Restaurants & Leisure 13.1%
McDonald’s Corp.	107,181	9,412,635
Starbucks Corp.	236,925	8,834,933
Starwood Hotels & Resorts Worldwide, Inc. (b)	157,412	6,110,734
Wynn Resorts Ltd. (b)	57,945	6,668,311
Yum! Brands, Inc.	133,858	6,611,247
Total		37,637,860

Internet & Catalog Retail 6.8%
Amazon.com, Inc. (c)	44,993	9,728,836
priceline.com, Inc. (b)(c)	21,602	9,709,235
Total		19,438,071

Media 2.8%
British Sky Broadcasting Group PLC (a)	172,937	1,781,105
Time Warner, Inc. (b)	213,497	6,398,505
Total		8,179,610

Specialty Retail 7.6%
AutoZone, Inc. (b)(c)	4,005	1,278,356
O’Reilly Automotive, Inc. (c)	53,177	3,543,184
Tiffany & Co. (b)	58,505	3,558,274
TJX Companies, Inc. (b)	242,075	13,427,900
Total		21,807,714

Textiles, Apparel & Luxury Goods 7.8%
Cie Financiere Richemont SA, ADR (a)	1,652,870	7,305,686
Coach, Inc.	87,892	4,555,442
Nike, Inc., Class B	122,888	10,508,153
Total		22,369,281
TOTAL CONSUMER DISCRETIONARY		112,445,760

CONSUMER STAPLES 4.8%
Food Products 3.0%
Green Mountain Coffee Roasters, Inc. (b)(c)	41,836	3,888,238
Mead Johnson Nutrition Co.	67,217	4,626,546
Total		8,514,784

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.8%
Estee Lauder Companies, Inc. (The), Class A	60,379	$5,303,691
TOTAL CONSUMER STAPLES		13,818,475

ENERGY 6.3%
Energy Equipment & Services 3.2%
Halliburton Co.	221,970	6,774,524
National Oilwell Varco, Inc.	48,263	2,472,031
Total		9,246,555

Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp.	23,539	1,484,134
Continental Resources, Inc. (b)(c)	18,812	909,936
Occidental Petroleum Corp.	88,127	6,301,081
Total		8,695,151
TOTAL ENERGY		17,941,706

FINANCIALS 1.8%
Commercial Banks 1.8%
U.S. Bancorp (b)	213,292	5,020,894
TOTAL FINANCIALS		5,020,894

HEALTH CARE 4.1%
Biotechnology 2.2%
Biogen Idec, Inc. (b)(c)	66,547	6,198,853

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. (c)	90,299	2,821,844

Pharmaceuticals 0.9%
Allergan, Inc.	33,373	2,749,267
TOTAL HEALTH CARE		11,769,964

INDUSTRIALS 10.0%
Aerospace & Defense 2.5%
Precision Castparts Corp.	46,592	7,243,192

Electrical Equipment 0.9%
Rockwell Automation, Inc. (b)	44,432	2,488,192

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.9%
Danaher Corp.	129,062	$5,412,860

Machinery 2.5%
Cummins, Inc.	46,651	3,809,521
Eaton Corp.	90,514	3,213,247
Total		7,022,768

Road & Rail 2.2%
Union Pacific Corp.	78,598	6,419,099
TOTAL INDUSTRIALS		28,586,111

INFORMATION TECHNOLOGY 19.2%
Computers & Peripherals 4.6%
Apple, Inc. (c)	34,681	13,219,703

Internet Software & Services 4.7%
Baidu, Inc., ADR (a)(c)	84,508	9,034,751
Google, Inc., Class A (c)	5,898	3,033,813
Youku.com, Inc., ADR (a)(b)(c)	92,506	1,513,398
Total		13,581,962

IT Services 4.4%
Accenture PLC, Class A (a)	62,914	3,314,310
Visa, Inc., Class A	109,503	9,386,597
Total		12,700,907

Software 5.5%
Check Point Software Technologies Ltd. (a)(b)(c)	56,310	2,970,915
Oracle Corp.	238,093	6,842,793
Red Hat, Inc. (c)	69,834	2,951,185
Salesforce.com, Inc. (b)(c)	25,624	2,928,311
Total		15,693,204
TOTAL INFORMATION TECHNOLOGY		55,195,776

MATERIALS 9.6%
Chemicals 9.4%
Dow Chemical Co. (The)	178,858	4,017,151
Monsanto Co. (b)	143,090	8,591,124
PPG Industries, Inc. (b)	68,819	4,862,750
Praxair, Inc.	100,997	9,441,200
Total		26,912,225

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	19,503	$593,866
TOTAL MATERIALS		27,506,091
Total Common Stocks (Cost: $231,470,708)		$272,284,777

Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Wells Fargo & Co., 8.000% (c)	61,875	1,706,513
TOTAL FINANCIALS		1,706,513
Total Preferred Stocks (Cost: $1,642,744)		$1,706,513

Money Market Fund 4.5%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	13,027,387	13,027,387
Total Money Market Fund (Cost: $13,027,387)		$13,027,387

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.8%
Repurchase Agreements 7.8%
Citigroup Global Markets, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $5,000,075 (f)
	0.090%	10,000,000	$10,000,000
Mizuho Securities USA, Inc. dated 09/30/2011, matures 10/03/2011, repurchase price $10,000,067 (f)
	0.160%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $7,320,182 (f)
	0.150%	$7,320,090	$7,320,090
Total			22,320,090

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $22,320,090)	$22,320,090
Total Investments
(Cost: $268,460,929)(g)	$309,338,767(h)
Other Assets & Liabilities, Net	(22,531,609)
Net Assets	$286,807,158

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $27,892,429 or 9.73% of net assets.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$53,924,883	$(40,897,496)	$—	$13,027,387	$3,021	$13,027,387

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$3,952,524
Freddie Mac Reference REMIC	71,395
Freddie Mac REMICS	5,415,497
Government National Mortgage Association	760,584
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$7,466,524
Total Market Value of Collateral Securities	$7,466,524

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $268,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,878,000
Unrealized Depreciation	(20,000,000)
Net Unrealized Appreciation	$40,878,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$101,386,706	$11,059,054	$—	$112,445,760
Consumer Staples	13,818,475	—	—	13,818,475
Energy	17,941,706	—	—	17,941,706
Financials	5,020,894	—	—	5,020,894
Health Care	11,769,964	—	—	11,769,964
Industrials	28,586,111	—	—	28,586,111
Information Technology	55,195,776	—	—	55,195,776
Materials	27,506,091	—	—	27,506,091
Preferred Stocks
Financials	1,706,513	—	—	1,706,513
Total Equity Securities	262,932,236	11,059,054	—	273,991,290

Other
Affiliated Money Market Fund(c)	13,027,387	—	—	13,027,387
Investments of Cash Collateral Received for Securities on Loan	—	22,320,090	—	22,320,090
Total Other	13,027,387	22,320,090	—	35,347,477
Total	$275,959,623	$33,379,144	$—	$309,338,767

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Marsico International Opportunities Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
ARGENTINA 2.2%
Arcos Dorados Holdings, Inc., Class A (a)	65,559	$1,520,313
MercadoLibre, Inc.	35,320	1,898,450
Total		3,418,763

BELGIUM 2.5%
Anheuser-Busch InBev NV (a)	72,486	3,847,495

BRAZIL 4.6%
Anhanguera Educacional Participacoes SA (a)	74,000	883,553
BR Malls Participacoes SA (a)	211,700	2,121,222
OGX Petroleo e Gas Participacoes SA (a)(b)	664,800	4,097,876
Total		7,102,651

CANADA 7.2%
Canadian National Railway Co. (a)	62,831	4,183,288
IMAX Corp. (a)(b)(c)	55,694	806,449
Pacific Rubiales Energy Corp. (a)	136,269	2,886,890
Potash Corp. of Saskatchewan, Inc. (a)	71,870	3,106,221
Total		10,982,848

CHINA 4.3%
Baidu, Inc., ADR (a)(b)	32,512	3,475,858
CNOOC Ltd. (a)	971,200	1,561,588
SINA Corp. (a)(b)(c)	21,286	1,524,290
Total		6,561,736

DENMARK 2.8%
Novo Nordisk A/S, Class B (a)	25,485	2,541,726
Novozymes A/S, Class B (a)	12,008	1,707,279
Total		4,249,005

FRANCE 5.0%
Pernod-Ricard SA (a)	26,140	2,046,571
Publicis Groupe SA (a)	39,359	1,642,705
Schneider Electric SA (a)	74,879	4,007,191
Total		7,696,467

GERMANY 6.2%
Adidas AG (a)	41,108	2,501,667
BASF SE (a)	27,355	1,667,710
Bayerische Motoren Werke AG (a)	39,724	2,624,216
Infineon Technologies AG (a)	146,818	1,083,310

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Siemens AG, Registered Shares (a)	18,531	$1,667,242
Total		9,544,145

HONG KONG 7.3%
Belle International Holdings Ltd. (a)	1,001,000	1,725,717
China Unicom Hong Kong Ltd. (a)	2,058,000	4,184,150
Hang Lung Properties Ltd. (a)	770,000	2,291,001
Li & Fung Ltd. (a)	1,814,000	3,026,808
Total		11,227,676

INDIA 1.2%
ICICI Bank Ltd., ADR (a)(c)	55,079	1,912,343

IRELAND 5.3%
Accenture PLC, Class A (a)	49,404	2,602,603
Experian PLC (a)	231,654	2,600,469
Shire PLC (a)	91,946	2,867,299
Total		8,070,371

ITALY 0.3%
Prada SpA (a)(b)(c)	121,900	514,217

JAPAN 10.7%
Canon, Inc. (a)	56,000	2,542,739
Dena Co., Ltd. (a)	31,600	1,323,771
Fanuc Corp. (a)	17,700	2,438,102
Honda Motor Co., Ltd. (a)	54,100	1,584,852
Hoya Corp. (a)	81,200	1,882,586
Komatsu Ltd. (a)	70,600	1,522,140
Marubeni Corp. (a)	278,000	1,552,341
Sumitomo Realty & Development Co., Ltd. (a)(c)	94,000	1,806,967
Yamada Denki Co., Ltd. (a)	24,890	1,731,080
Total		16,384,578

LUXEMBOURG 2.6%
Millicom International Cellular SA (a)	39,432	3,924,470

MEXICO 1.0%
Wal-Mart de Mexico SAB de CV, Class V (a)(c)	687,700	1,576,879

NETHERLANDS 5.7%
ASML Holding NV (a)	143,304	4,955,229
Sensata Technologies Holding NV (a)(b)	113,637	3,006,835

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
Yandex NV, Class A (a)(b)	35,310	$720,677
Total		8,682,741

SINGAPORE 1.5%
Genting Singapore PLC (a)(b)(c)	1,926,000	2,236,357

SPAIN 2.0%
Inditex SA (a)(c)	35,187	3,003,748

SWEDEN 0.9%
Hennes & Mauritz AB, Class B (a)(c)	48,290	1,445,892

SWITZERLAND 10.5%
Julius Baer Group Ltd. (a)(b)	110,532	3,693,777
Nestlé SA, Registered Shares (a)	42,863	2,359,724
Roche Holding AG, Genusschein Shares (a)	27,940	4,512,649
Swatch Group AG (The) (a)	10,238	3,368,549
Xstrata PLC (a)	165,892	2,094,834
Total		16,029,533

TAIWAN 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	391,422	4,473,954

UNITED KINGDOM 10.5%
ARM Holdings PLC (a)	262,459	2,244,456
British Sky Broadcasting Group PLC (a)	328,641	3,384,724
Reed Elsevier PLC (a)	221,257	1,693,947
Rolls-Royce Holdings PLC (a)(b)	254,256	2,337,311
Standard Chartered PLC (a)	170,677	3,405,174

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Tullow Oil PLC (a)	148,661	$3,006,539
Total		16,072,151

UNITED STATES 1.5%
Wynn Resorts Ltd.	19,643	2,260,517
Total Common Stocks (Cost: $155,673,359)		$151,218,537

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	3,670,457	$3,670,457
Total Money Market Funds (Cost: $3,670,457)		$3,670,457

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.5%
Repurchase Agreements 5.5%
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $14,168,003 (f)
	0.150%	8,378,236	$8,378,236
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,378,236)			$8,378,236
Total Investments
(Cost: $167,722,052) (g)			$163,267,230(h)
Other Assets & Liabilities, Net			(10,046,270)
Net Assets			$153,220,960

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $147,059,570 or 95.98% of net assets.
(b)	Non-income producing.
(c)	At September 30, 2011, security was partially or fully on loan.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$26,072,957	$(22,402,499)	$—	$3,670,457	$1,785	$3,670,457

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$8,545,838
Total Market Value of Collateral Securities	8,545,838

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $167,722,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	11,835,000
Unrealized Depreciation	(16,290,000)
Net Unrealized Depreciation	(4,455,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$5,470,832	$30,484,480	$—	$35,955,312
Consumer Staples	1,576,879	8,253,790	—	9,830,669
Energy	6,984,766	4,568,126	—	11,552,892
Financials	4,033,565	11,196,919	—	15,230,484
Health Care	—	9,921,674	—	9,921,674
Industrials	7,190,123	16,124,798	—	23,314,921
Information Technology	14,695,832	14,032,090	—	28,727,922
Materials	3,106,221	5,469,822	—	8,576,043
Telecommunication Services	3,924,470	4,184,150	—	8,108,620
Total Equity Securities	46,982,688	104,235,849	—	151,218,537

Other
Affiliated Money Market Funds (c)	3,670,457	—	—	3,670,457
Investments of Cash Collateral Received for Securities on Loan	—	8,378,236	—	8,378,236
Total Other	3,670,457	8,378,236	—	12,048,693
Total	$50,653,145	$112,614,085	$—	$163,267,230

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 21.0%
Auto Components 1.9%
Gentex Corp.	9,680	$232,804
Lear Corp.	7,930	340,197
Total		573,001

Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)	540	163,593
Panera Bread Co., Class A (a)	3,000	311,820
Wynn Resorts Ltd.	1,480	170,318
Total		645,731

Household Durables 1.6%
Tempur-Pedic International, Inc. (a)(b)	9,192	483,591

Internet & Catalog Retail 0.7%
priceline.com, Inc. (a)	470	211,246

Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	3,186	159,205

Media 2.1%
CBS Corp., Class B Non Voting	6,850	139,603
Discovery Communications, Inc., Class A (a)	5,680	213,682
DISH Network Corp., Class A (a)	7,210	180,683
Lamar Advertising Co., Class A (a)(b)	5,110	87,023
Total		620,991

Multiline Retail 1.0%
Nordstrom, Inc.	6,650	303,772

Specialty Retail 7.3%
Abercrombie & Fitch Co., Class A	4,890	301,028
Advance Auto Parts, Inc.	2,760	160,356
Bed Bath & Beyond, Inc. (a)	4,930	282,538
Best Buy Co., Inc. (b)	6,860	159,838
Dick’s Sporting Goods, Inc. (a)(b)	4,840	161,946
Limited Brands, Inc.	8,870	341,584
Tiffany & Co.	3,550	215,911
TJX Companies, Inc.	6,650	368,876
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,070	191,046
Total		2,183,123

Textiles, Apparel & Luxury Goods 3.7%
Coach, Inc.	3,080	159,636
Deckers Outdoor Corp. (a)(b)	2,555	238,279
Fossil, Inc. (a)	2,622	212,539

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (a)	5,110	$248,602
Warnaco Group, Inc. (The) (a)	5,320	245,199
Total		1,104,255
TOTAL CONSUMER DISCRETIONARY		6,284,915

CONSUMER STAPLES 6.2%
Beverages 0.5%
Hansen Natural Corp. (a)	1,860	162,359

Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	3,440	224,666

Food Products 3.0%
Green Mountain Coffee Roasters, Inc. (a)	4,370	406,148
HJ Heinz Co.	3,700	186,776
Mead Johnson Nutrition Co.	4,570	314,553
Total		907,477

Personal Products 1.9%
Estee Lauder Companies, Inc. (The), Class A	1,690	148,450
Herbalife Ltd. (c)	7,790	417,544
Total		565,994
TOTAL CONSUMER STAPLES		1,860,496

ENERGY 10.4%
Energy Equipment & Services 3.7%
Cameron International Corp. (a)	11,070	459,848
Complete Production Services, Inc. (a)	7,570	142,695
Ensco PLC, ADR (c)	4,370	176,679
Oil States International, Inc. (a)	3,620	184,330
Tidewater, Inc.	3,450	145,073
Total		1,108,625

Oil, Gas & Consumable Fuels 6.7%
Concho Resources, Inc. (a)	4,908	349,155
Consol Energy, Inc.	3,940	133,684
Continental Resources, Inc. (a)(b)	8,850	428,075
Denbury Resources, Inc. (a)	12,880	148,120
HollyFrontier Corp.	5,460	143,161
Peabody Energy Corp.	6,760	229,029
Range Resources Corp.	2,890	168,949
Southwestern Energy Co. (a)	6,480	215,978

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp. (b)	5,930	$193,615
Total		2,009,766
TOTAL ENERGY		3,118,391

FINANCIALS 7.4%
Capital Markets 1.9%
Affiliated Managers Group, Inc. (a)	5,047	393,918
T Rowe Price Group, Inc.	3,340	159,552
Total		553,470

Consumer Finance 0.8%
Discover Financial Services	10,930	250,734

Diversified Financial Services 1.5%
IntercontinentalExchange, Inc. (a)	1,760	208,138
Moody’s Corp. (b)	7,770	236,596
Total		444,734

Real Estate Investment Trusts (REITs) 1.9%
Digital Realty Trust, Inc.	3,520	194,163
Home Properties, Inc.	2,750	156,090
Plum Creek Timber Co., Inc. (b)	6,540	227,004
Total		577,257

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	4,500	233,145

Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	7,606	157,901
TOTAL FINANCIALS		2,217,241

HEALTH CARE 14.9%
Biotechnology 2.1%
Alexion Pharmaceuticals, Inc. (a)	6,390	409,343
Dendreon Corp. (a)	13,820	124,380
Pharmasset, Inc. (a)	1,370	112,847
Total		646,570

Health Care Equipment & Supplies 2.0%
Intuitive Surgical, Inc. (a)	720	262,282
Varian Medical Systems, Inc. (a)	6,370	332,259
Total		594,541

Health Care Providers & Services 5.1%
AmerisourceBergen Corp.	8,190	305,241
Brookdale Senior Living, Inc. (a)	18,030	226,096

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
CIGNA Corp.	5,520	$231,509
DaVita, Inc. (a)	3,450	216,211
Express Scripts, Inc. (a)	8,270	306,569
Laboratory Corp. of America Holdings (a)	2,900	229,245
Total		1,514,871

Health Care Technology 1.1%
Cerner Corp. (a)(b)	4,740	324,785

Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc. (a)	6,610	206,563
ICON PLC, ADR (a)(b)(c)	12,427	199,826
Illumina, Inc. (a)	3,260	133,399
Waters Corp. (a)	2,110	159,284
Total		699,072

Pharmaceuticals 2.3%
Hospira, Inc. (a)	6,570	243,090
Watson Pharmaceuticals, Inc. (a)	6,400	436,800
Total		679,890
TOTAL HEALTH CARE		4,459,729

INDUSTRIALS 13.3%
Aerospace & Defense 0.8%
BE Aerospace, Inc. (a)	7,020	232,432

Air Freight & Logistics 1.9%
Atlas Air Worldwide Holdings, Inc. (a)	5,090	169,446
CH Robinson Worldwide, Inc.	3,790	259,502
Expeditors International of Washington, Inc.	3,704	150,197
Total		579,145

Airlines 0.7%
United Continental Holdings, Inc. (a)(b)	11,440	221,707

Commercial Services & Supplies 0.9%
Stericycle, Inc. (a)	3,400	274,448

Electrical Equipment 2.8%
AMETEK, Inc.	7,965	262,606
Regal-Beloit Corp. (b)	4,640	210,563
Rockwell Automation, Inc.	3,370	188,720

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Sensata Technologies Holding NV (a)(c)	6,460	$170,932
Total		832,821
Machinery 4.4%
AGCO Corp. (a)	4,060	140,354
Chart Industries, Inc. (a)	3,454	145,655
Cummins, Inc.	6,280	512,825
Joy Global, Inc.	4,250	265,115
Pall Corp.	5,790	245,496
Total		1,309,445
Professional Services 0.7%
IHS, Inc., Class A (a)	2,760	206,476
Road & Rail 1.1%
Kansas City Southern (a)	6,380	318,745
TOTAL INDUSTRIALS		3,975,219
INFORMATION TECHNOLOGY 17.6%
Communications Equipment 0.6%
F5 Networks, Inc. (a)(b)	2,450	174,072
Internet Software & Services 0.9%
WebMD Health Corp. (a)	8,840	266,526

IT Services 4.5%
Alliance Data Systems Corp. (a)	4,720	437,544
Cognizant Technology Solutions Corp., Class A (a)	2,510	157,377
Fiserv, Inc. (a)	2,356	119,614
Teradata Corp. (a)	8,150	436,270
Western Union Co. (The)	12,790	195,559
Total		1,346,364
Semiconductors & Semiconductor Equipment 4.9%
Altera Corp.	6,810	214,719
Analog Devices, Inc.	4,850	151,563
Avago Technologies Ltd. (c)	10,220	334,909
Linear Technology Corp.	9,510	262,951
Marvell Technology Group Ltd. (a)(c)	11,250	163,463
Microchip Technology, Inc. (b)	5,890	183,238
Novellus Systems, Inc. (a)	5,650	154,019
Total		1,464,862

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 6.7%
BMC Software, Inc. (a)	5,880	$226,733
Citrix Systems, Inc. (a)	3,520	191,946
Electronic Arts, Inc. (a)	26,340	538,653
Fortinet, Inc. (a)	9,170	154,056
Intuit, Inc. (a)	7,130	338,247
Red Hat, Inc. (a)	3,520	148,755
Solera Holdings, Inc.	3,790	191,395
TIBCO Software, Inc. (a)	9,900	221,661
Total		2,011,446
TOTAL INFORMATION TECHNOLOGY		5,263,270
MATERIALS 4.7%
Chemicals 2.2%
Celanese Corp., Class A	4,840	157,445
CF Industries Holdings, Inc.	2,880	355,363
Solutia, Inc. (a)	10,630	136,596
Total		649,404
Containers & Packaging 0.9%
Crown Holdings, Inc. (a)	8,170	250,084

Metals & Mining 1.6%
Agnico-Eagle Mines Ltd. (c)	6,220	370,214
Steel Dynamics, Inc.	11,960	118,643
Total		488,857
TOTAL MATERIALS		1,388,345
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Crown Castle International Corp. (a)	5,660	230,192
TOTAL TELECOMMUNICATION SERVICES		230,192
UTILITIES 1.1%
Electric Utilities 1.1%
ITC Holdings Corp.	4,000	309,720
TOTAL UTILITIES		309,720
Total Common Stocks (Cost: $26,814,775)		$29,107,518

	Shares	Value

Money Market Fund 2.5%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	758,639	$758,639
Total Money Market Fund (Cost: $758,639)		$758,639

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.4%
Repurchase Agreements 9.4%
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $2,797,153 (f)
	0.080%	$2,797,134	$2,797,134

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,797,134)			$2,797,134

Total Investments
(Cost: $30,370,548) (g)			$32,663,291(h)
Other Assets & Liabilities, Net			(2,779,692)

Net Assets			$29,883,599

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,833,567 or 6.14% of net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$12,942,939	$(12,184,300)	$—	$758,639	$572	$758,639

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$1,157,496
Freddie Mac Gold Pool	706,919
Freddie Mac Non Gold Pool	173,286
Freddie Mac REMICS	815,376
Total Market Value of Collateral Securities	$2,853,077

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $30,371,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,760,000
Unrealized Depreciation	(2,468,000)
Net Unrealized Appreciation	$2,292,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks	$6,284,915	$—	$—	$6,284,915
Consumer Discretionary	1,860,496	—	—	1,860,496
Consumer Staples	3,118,391	—	—	3,118,391
Energy	2,217,241	—	—	2,217,241
Financials	4,459,729	—	—	4,459,729
Health Care	3,975,219	—	—	3,975,219
Industrials	5,263,270	—	—	5,263,270
Information Technology	1,388,345	—	—	1,388,345
Materials	230,192	—	—	230,192
Telecommunication Services	309,720	—	—	309,720
Utilities
Total Equity Securities	29,107,518	—	—	29,107,518
		—
Other
Affiliated Money Market Fund(c)	758,639		—	758,639
Investments of Cash Collateral Received for Securities on Loan	—	2,797,134	—	2,797,134
Total Other	758,639	2,797,134	—	3,555,773
Total	$29,866,157	$2,797,134	$—	$32,663,291

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 21, 2011